Deferred Tax - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Intangible assets	$ 6,481	$ 4,956
Trading losses and other allowances	547	822
Net deferred tax assets	$ 7,028	$ 5,778